Post-balance sheet events	12 Months Ended
Mar. 31, 2025
Post-balance sheet events
Post-balance sheet events

25.       Post-balance sheet events

In April 2025 the Company bought back approximately 1m ordinary shares, completing the €800m share buyback program. In May 2025, the Board approved a follow-on €750m share buyback program (including Ordinary Shares underlying ADRs), which will likely run for the next 6 – 12 months.